Net Income (loss) per Share - Antidilutive securities excluded (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share
Total	8,715,759	8,570,147	10,328,353
Share options
Antidilutive Securities Excluded from Computation of Earnings Per Share
Total	7,816,863	7,936,403	9,145,983
Restricted shares
Antidilutive Securities Excluded from Computation of Earnings Per Share
Total	898,896	633,744	1,182,370